Retirement Benefits Estimated Future Benefit Payments (Details 8) $ in Millions	Dec. 31, 2019 USD ($)
Estimated Benefit Payments (Table Amounts) [Abstract]
2020	$ 2,000
2021	2,048
2022	2,086
2023	2,129
2024	2,175
2025 through 2029	11,332
Pension Benefits
Estimated Benefit Payments (Table Amounts) [Abstract]
2020	1,849
2021	1,898
2022	1,947
2023	1,991
2024	2,039
2025 through 2029	10,702
Medical and Life Benefits
Estimated Benefit Payments (Table Amounts) [Abstract]
2020	151
2021	150
2022	139
2023	138
2024	136
2025 through 2029	$ 630